Core Deposit Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 140	$ 78	$ 63
Core Deposit Intangible Assets (Textual) [Abstract]
Branch acquisition of core deposit intangible	0	706
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Asset amortized over an estimated life	10 years
Amortization expenses	$ 140	$ 78	$ 63